Mineral Properties (Details Narrative)	12 Months Ended			120 Months Ended	0 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended				36 Months Ended		0 Months Ended
	Feb. 28, 2013 CAD	Feb. 29, 2012 CAD	Feb. 28, 2011 CAD	Feb. 28, 2013 CAD	Feb. 29, 2012 Teryl Resources Corp. [Member] CAD	Mar. 07, 2007 Teryl Resources Corp. [Member]	Feb. 28, 2013 Teryl Resources Corp. [Member] CAD	Mar. 07, 2013 Teryl Resources Corp. [Member] USD ($)	Dec. 01, 2011 Teryl Resources Corp. [Member] CAD	Feb. 28, 2003 Teryl Resources Corp. [Member]	Aug. 01, 2011 Trout Claims [Member] 2012 [Member] CAD	Feb. 28, 2013 Dime Creek Property [Member] Integer	Feb. 28, 2013 Livengood Property [Member] Integer	Feb. 28, 2013 Fish Creek Property [Member] USD ($) Integer	Feb. 28, 2013 Fish Creek Property [Member] CAD	Jan. 27, 2010 Trout Claims [Member] USD ($)	Feb. 28, 2011 Trout Claims [Member] USD ($)	Aug. 01, 2011 Trout Claims [Member] 2011 [Member] USD ($)	Aug. 01, 2011 Trout Claims [Member] 2012 [Member] USD ($)	Aug. 01, 2011 Trout Claims [Member] 2013 [Member] USD ($)	Aug. 01, 2011 Trout Claims [Member] 2014 [Member] USD ($)	Aug. 01, 2011 Trout Claims [Member] 2015 [Member] USD ($)	Aug. 01, 2011 Trout Claims [Member] 2015 [Member] CAD	Jan. 27, 2010 Coho Claims [Member] CAD	Aug. 01, 2011 Coho Claims [Member] 2011 [Member] USD ($)	Aug. 01, 2011 Coho Claims [Member] 2012 [Member] USD ($)	Aug. 01, 2011 Coho Claims [Member] 2013 [Member] USD ($)	Aug. 01, 2011 Coho Claims [Member] 2014 [Member] USD ($)	Aug. 01, 2011 Coho Claims [Member] 2015 [Member] USD ($)	Aug. 01, 2011 Coho Claims [Member] 2015 [Member] CAD
Number of mining claims												12	13	30	30
Percentage of ownership interest										50.00%				50.00%	50.00%	100.00%						100.00%	100.00%	100.00%					100.00%	100.00%
Common shares issued in business acquisition						100,000	200,000
Common shares issued value in business acquisition							80,000
Business acquisition transaction expenses							500,000	500,000
Maximum retain net royalty, percentage	5.00%													5.00%	5.00%
Maximum retain net royalty	2,000,000													2,000,000
Percentage of working interest														25.00%	25.00%
Amount owed by the company to Teryl									75,000
Recovery of exploration costs	141,354	75,000		216,354	75,000
Additional balance owed							7,517
Cash payment applied for exploration expenditures							134,000								90,873
Minimum exploration cost															409,127
Payments made to execute the five year lease																7,500								7,500
Initial non-refundable lease payment																1,500								1,500
Annual work commitment																	10,000							10,000
Payment of lease expenses											5,000							5,000	10,000	15,000	15,000	500,000			5,000	10,000	15,000	15,000	500,000
Stock issued during period, shares																				10,000	50,000	1,000,000	1,000,000				10,000	50,000	1,000,000	1,000,000
Stock issued during period																							500,000							500,000
Percentage of net smelter return																						4.00%	4.00%						4.00%	4.00%